Segment Information (Segment Profit Relating To Segments) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total Segment Adjusted EBITDA	$ 328.1	$ 417.7	$ 246.2
Corporate expenses	39.3	32.0	28.2
Depreciation and amortization	131.6	119.7	106.4
Share-based compensation expense	47.7	57.2	41.0
Acquisition and integration related charges	15.6	34.1	54.2
Restructuring and related charges	60.4	14.0	19.5
Interest expense	160.9	182.0	185.8
Write-off from impairment of intangible assets	16.3	2.7
Inventory acquisition step-up	3.3		21.7
Pet safety recall	35.8
Venezuela devaluation	0.4		2.5
Other	4.9	0.7	6.1
Income from operations before income taxes	162.3	231.0	56.4
Operating Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total Segment Adjusted EBITDA	678.5	673.4	521.8
SB/RH Holdings, LLC [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total Segment Adjusted EBITDA	336.6	423.4	252.6
Corporate expenses	38.5	31.4	27.6
Depreciation and amortization	131.6	119.7	106.4
Share-based compensation expense	44.9	52.1	35.2
Acquisition and integration related charges	15.6	34.1	54.2
Restructuring and related charges	60.4	14.0	19.5
Interest expense	161.3	182.0	185.8
Write-off from impairment of intangible assets	16.3	2.7
Inventory acquisition step-up	3.3		21.7
Pet safety recall	35.8
Venezuela devaluation	0.4		2.5
Other		0.7	6.1
Income from operations before income taxes	170.4	236.7	62.8
SB/RH Holdings, LLC [Member] | Operating Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total Segment Adjusted EBITDA	678.5	673.4	521.8
Hardware & Home Improvement [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total Segment Adjusted EBITDA	254.4	241.6	225.5
Restructuring and related charges	26.6	2.3	9.7
Hardware & Home Improvement [Member] | SB/RH Holdings, LLC [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total Segment Adjusted EBITDA	254.4	241.6	225.5
Global Pet Supplies [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total Segment Adjusted EBITDA	142.7	140.1	124.5
Restructuring and related charges	9.1	6.0	8.9
Global Pet Supplies [Member] | SB/RH Holdings, LLC [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total Segment Adjusted EBITDA	142.7	140.1	124.5
Home and Garden [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total Segment Adjusted EBITDA	133.0	138.3	124.5
Restructuring and related charges		0.4	0.6
Home and Garden [Member] | SB/RH Holdings, LLC [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total Segment Adjusted EBITDA	133.0	138.3	124.5
Global Auto Care [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total Segment Adjusted EBITDA	148.4	153.4	47.3
Restructuring and related charges	24.2	5.3
Global Auto Care [Member] | SB/RH Holdings, LLC [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total Segment Adjusted EBITDA	$ 148.4	$ 153.4	$ 47.3